Goodwill and Acquired Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Acquired Intangible Assets
7.	Goodwill and Acquired Intangible Assets
Goodwill
The following table summarizes the activity related to the carrying value of goodwill during the years ended December 31, 2022 and 2021 (in thousands):

Balance at December 31, 2020	$39,595
Effect of change in foreign currency exchange rates	(1,011)

Balance at December 31, 2021	38,584
Effect of change in foreign currency exchange rates	(2,203)

Balance at December 31, 2022	$36,381

The Company did
no
t record any impairment charges for goodwill during the years ended December 31, 2022 and 2021.

Intangibles
Intangible assets as of December 31, 2022, consisted of the following (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Life
Developed technology	$16,422	$(12,537)	$3,885	3.68
Customer relationships	1,451	(1,036)	415	0.75
Trademarks	2,374	(867)	1,507	6.76

	$20,247	$(14,440)	$5,807

The change in definite-lived intangible assets from December 31, 2021 to December 31, 2022 was primarily composed of an impairment loss of $7.2 million, amortization expense of $7.1 million, foreign currency translation adjustments of $1.0 million and acquisition of intangible assets of $0.2 million.
Intangible assets as of December 31, 2021, consisted of the following (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Life

Developed technology	$30,335	$(14,238)	$16,097	3.67
Customer relationships	5,510	(2,974)	2,536	1.75
Trademarks	2,900	(631)	2,269	7.81

	$38,745	$(17,843)	$20,902

The change in definite-lived intangible assets from December 31, 2020 to December 31, 2021 was primarily composed of amortization expense of $6.7 million and foreign currency translation adjustments of $0.2 million.
As of December 31, 2022, future amortization expense related to the intangible assets is as follows (in thousands):

Years ending December 31,

2023	$1,681
2024	1,265
2025	1,265
2026	989
2027	228
Thereafter	379

Total	$5,807

Amortization expense for intangible assets was $7.1

million and $6.7
million for the years ended December 31, 2022, and 2021, respectively, using the straight-line method. The Company recorded impairment on intangible assets of $7.2 million and nil in the years ended December 31, 2022 and 2021. The impairment recognized in the year ended December 31, 2022, related to a strategic shift in the intended use of certain acquired intangible assets and was calculated by a third party using significant assumptions provided by management that allowed for calculation of fair value of the intangible assets, which when compared to the carrying value resulted in the impairment charge. In connection with the impairment of intangible assets in the year ended December 31, 2022, the Company removed $9.2 million of accumulated amortization to establish a new cost basis for the impacted intangible assets.
The
Company has recorded the amortization of developed technology as cost of revenues in the accompanying consolidated statements of operations of $5.3 million and $4.8 million for the years ended December 31, 2022 and 2021, respectively. The Company has recorded the amortization of customer relationships and trademarks assets within operating expenses of $1.8 million and $1.9 million for the years ended December 31, 2022 and 2021, respectively.